Financial Instruments - Summary of Currency Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Currency risk Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ (86,734)	$ (57,538)
Currency risk Between EUR and USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(466)	(305)
Trades and other receivables [Member] | Currency risk Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	11,163	7,806
Trades and other receivables [Member] | Currency risk Between EUR and USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk		416
Trades and other payables [Member] | Currency risk Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(99,176)	(65,427)
Trades and other payables [Member] | Currency risk Between EUR and USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(485)	(737)
Cash and cash equivalents [Member] | Currency risk Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	1,279	83
Cash and cash equivalents [Member] | Currency risk Between EUR and USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ 19	$ 16